Note 17 - Receivables and prepayments, net - Summary of Receivables and Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Note 17 - Receivables and prepayments, net
Prepaid expenses and other receivables	$ 104,015	$ 47,419
Government entities	1,330	18,121
Employee advances and loans	14,316	10,701
Advances to suppliers and other advances	48,455	41,549
Government tax refunds on exports	8,210	8,898
Receivables from related parties	5,759	19,184
Others	50,173	41,418
Receivables and prepayments, gross	232,258	187,290
Allowance for other doubtful accounts, see note 25 (i)	(3,439)	(3,479)
Current prepayments and other current assets	$ 228,819	$ 183,811